OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2025
OTHER INCOME
Schedule of other income

	Year ended December 31,
	2023	2024	2025

	(HK$ in thousands)
Funds distribution service income	265,686	446,708	881,019
Currency exchange service income	133,644	253,082	536,153
IPO subscription service charge income	3,714	7,997	151,607
Technology service income	—	61,000	63,300
Enterprise public relations service charge income	25,941	16,706	58,616
Underwriting fee income	16,090	20,084	41,209
Market information and data income	37,053	22,795	22,625
Others	45,089	50,143	78,040
Total	527,217	878,515	1,832,569